Note 14 - Redeemable Non-controlling Interest	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Noncontrolling Interest Disclosure [Text Block]

14. Redeemable Non-controlling Interest

In 2022, the Company participated with three other investors (the “Other Investors”) in the share capital increase of CBI whereby (i) the Company became the holder of 100,000,000 common shares of CBI (representing 92.5% of the issued share capital of CBI) in exchange of $100,000 and (ii) the three Other Investors acquired, in aggregate, 8,108,108 common shares of CBI (representing 7.5% of the issued share capital of CBI) in exchange of $3,750. During the year ended December 31, 2023, CBI increased its share capital by issuing another 100,000,000 common shares to the Company in exchange for $100,000 and 8,108,108 common shares to the Other Investors in exchange for $3,750. In November 2024, the Company purchased 10,810,810.67 common shares of CBI (5.0%) from two of the Other Investors, increasing its stake in CBI to 97.5% (210,810,810.67 common shares), with payments in monthly installments until October 2026.

On November 14, 2022, the Company and the Other Investors entered into a shareholders’ agreement to regulate the operation of CBI. Pursuant to the shareholders agreement, an Other Investor can sell its shares in CBI at any time after the earlier of (i) the date that the service contract (the “Service Contract”) of the beneficial owner of that Other Investor is terminated without cause by the relevant Local Agency and (ii) November 22, 2025. In the event that the relevant Other Investor seeks to sell its shares, according to the terms of the shareholders agreement, it can do so by: (a) first offering all (and not part) of its shares to the remaining Other Investors; (b) if none of the remaining Other Investors accept to purchase all the offered shares, secondly by offering its shares to the Company; (c) if the Company does not accept to purchase all the offered shares, thirdly by offering the shares to any third-party; and (d) if no third-party accepts to buy all the offered shares, fourthly by serving notice (the “Put Notice”) on the Company to purchase the offered shares at a cash price equaling 70% or, in the case the Service Contract was terminated without cause, 100% of their fair market value at the time of such Put Notice. In that case, the Company shall in effect redeem to the relevant Other Investor the whole or part of the value of its shares.

Based upon the Company’s evaluation of the redemption provisions concerning redeemable noncontrolling interests it was initially determined that the shareholders agreement contains provisions that require the Company to repurchase the non-controlling equity interest upon an occurrence of a specific triggering event that is not solely within control of the Company, and as such the Company classified the redeemable non-controlling interest outside of permanent equity. Following the Spin-Off and the acquisition by Costamare Bulkers of the shares of CBI (as described in Note 1) and the resulting deconsolidation of CBI from the Company, the carrying value of the redeemable non-controlling interest in CBI as of December 31, 2025 was nil.

Temporary equity – Redeemable non-controlling interest in subsidiary	Amount
Balance, December 31, 2023	$629
Net loss attributable to redeemable non-controlling interest	(6,839)
Transfer to Additional Paid-In Capital due to purchase of non-controlling interest	3,757
Balance, December 31, 2024	$(2,453)
Net loss attributable to redeemable non-controlling interest	(213)
Transferred to Additional Paid-in Capital	2,666
Balance, December 31, 2025	$-